Stock-Based Compensation - Summary of Non-Vested Options (Detail) - $ / shares shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Shares, Non-vested, Beginning balance	27	450
Shares, Vested	(19)	(276)
Shares, Cancelled/Forfeited	(2)	(41)
Shares, Non-vested, Ending balance	6	27
Weighted-average grant-date fair value, Non-vested, Beginning balance	$ 5.95	$ 1.16
Weighted-average grant-date fair value, Vested	5.95	1.09
Weighted-average grant-date fair value, Cancelled/Forfeited	5.95	1.45
Weighted-average grant-date fair value, Non-vested, Ending balance	$ 5.95	$ 5.95
Scenario, Previously Reported [Member]
Shares, Non-vested, Beginning balance	133
Shares, Non-vested, Ending balance		133
Weighted-average grant-date fair value, Non-vested, Beginning balance	$ 1.19
Weighted-average grant-date fair value, Non-vested, Ending balance		$ 1.19